Overview of the Business (Details)									3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 03, 2023 employee	Oct. 19, 2023 USD ($)	Jul. 11, 2023 employee	Jun. 07, 2023 USD ($)	Jun. 05, 2023 USD ($)	Mar. 28, 2022 USD ($)	Dec. 07, 2021 $ / shares	Dec. 06, 2021 $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2023 USD ($)	Jun. 27, 2023 USD ($)	May 31, 2023 USD ($)
Business Acquisition [Line Items]
Aggregate amount received																	$ 192,800,000
Net proceeds				$ 1,800,000
Charitable contribution percentage									2.5				2.5		2.5
Portion allocated to noncontrolling interest holders (in dollars per share) | $ / shares							$ 0.025	$ 0.05
Portion allocated to lender (in dollars per share) | $ / shares							$ 1	$ 0.95
Cash and cash equivalents									$ 2,394,000		$ 70,588,000		$ 2,394,000		$ 8,726,000	[1]
Net loss									$ (381,764,000)	$ (73,887,000)	$ (100,906,000)	$ (22,964,000)	$ (1,537,734,000)	$ (160,235,000)	$ (252,100,000)		$ (105,133,000)	$ (50,872,000)
Furloughed employees | employee			30
Percentage of workforce			20.00%
Maximum | Standby Equity Purchase Agreement
Business Acquisition [Line Items]
Standby Equity Purchase Agreement, sale of stock																				$ 250,000,000
Avalon
Business Acquisition [Line Items]
Transaction expense				26,100,000
Cash and cash equivalents				27,900,000
Subsequent Event
Business Acquisition [Line Items]
Transaction expense				26,100,000
Aggregate amount received					$ 25,000,000
Net proceeds				1,800,000
Cash and cash equivalents				27,900,000															$ 17,400,000		$ 3,500,000
Furloughed employees | employee	15
Percentage of workforce	10.00%
Subsequent Event | HH-BDH | Term Loan
Business Acquisition [Line Items]
Debt term		3 years
Term loan		$ 25,000,000
Subsequent Event | Maximum
Business Acquisition [Line Items]
Standby Equity Purchase Agreement, sale of stock																				250,000,000
Subsequent Event | Maximum | Standby Equity Purchase Agreement
Business Acquisition [Line Items]
Standby Equity Purchase Agreement, sale of stock																				$ 250,000,000
Subsequent Event | Avalon
Business Acquisition [Line Items]
Cash and cash equivalents				27,900,000
MHT Securities, L.P.
Business Acquisition [Line Items]
Consideration transferred						$ 300,000
Avalon Class A Common Stock
Business Acquisition [Line Items]
Transaction expense				26,100,000
Aggregate amount received				20,000,000	25,000,000
Avalon Class A Common Stock | Subsequent Event
Business Acquisition [Line Items]
Transaction expense				26,100,000
Aggregate amount received				20,000,000	$ 5,000,000
Avalon Class A Common Stock | Subsequent Event | River North, L.P.
Business Acquisition [Line Items]
Aggregate amount received				$ 20,000,000
BCH | Subclass 1 Class A Units
Business Acquisition [Line Items]
Ownership interest									100				100		100
BCH | Preferred Series B Subclass 2
Business Acquisition [Line Items]
Ownership interest															100

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.